FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Trade Receivables Aging (Details) - Trade receivables - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of provision matrix [line items]
Trade receivable	$ 773.9	$ 1,094.5
0-60 days
Disclosure of provision matrix [line items]
Trade receivable	663.6	846.8
61-90 days
Disclosure of provision matrix [line items]
Trade receivable	49.1	111.3
91+ days
Disclosure of provision matrix [line items]
Trade receivable	$ 61.2	$ 136.4